Contract Balances, Performance Obligations and Contract Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Contract Balances, Performance Obligations and Contract Costs
Capitalized contract cost, net, Total	$ 18.4	$ 16.6
Capitalized contract cost, amortization	$ 5.8	$ 4.7	$ 3.3